i Shares US Power Infrastructure ETF [Member] Expense Example - iShares U.S. Power Infrastructure ETF - iShares U.S. Power Infrastructure ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505